Financial instruments and financial risk management - Classification of financial instruments (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Financial instruments and financial risk management
Financial assets	$ 176,955,862	$ 222,348,752
Financial liabilities	24,871,550	8,942,617
Cash and cash equivalents.
Financial instruments and financial risk management
Financial assets	176,371,603	221,928,008
Restricted cash
Financial instruments and financial risk management
Financial assets	520,550	291,676
Receivables
Financial instruments and financial risk management
Financial assets	63,709	129,068
Non-derivative financial liabilities | Trade payable and accrued liabilities
Financial instruments and financial risk management
Financial liabilities	6,976,974	6,810,781
Non-derivative financial liabilities | Lease liabilities
Financial instruments and financial risk management
Financial liabilities	17,738,000	1,887,271
Derivative financial liabilities | Derivative liabilities
Financial instruments and financial risk management
Financial liabilities	$ 156,576	$ 244,565